GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 5: GOODWILL AND INTANGIBLE ASSETS, NET

a.Goodwill

The changes in the net carrying amount of goodwill in 2021 and six months ended June 30, 2022 were as follows:

Balance as of January 1, 2021	$152,303

Acquisition of Vidazoo	$36,962

Balance as of December 31, 2021	$189,265

Balance as of June 30, 2022	$189,265

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of June 30, 2022, the Company had two reporting units – Display Advertising and Search Advertising. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. As of June 30, 2022, the Company determined that there were no indicators of potential impairment with regards to its reporting units which required interim goodwill impairment analysis.

b. Intangible assets, net

The following is a summary of intangible assets as of June 30, 2022:

	December 31, 2021	Amortization	June 30, 2022

Acquired technology	$84,417	$-	$84,417
Accumulated amortization	(31,137)	(4,431)	(35,568)
Impairment	(8,749)	-	(8,749)
Acquired technology, net	44,531	(4,431)	40,100

Customer relationships	45,054	-	45,054
Accumulated amortization	(23,218)	(1,050)	(24,268)
Impairment	(10,426)	-	(10,426)
Customer relationships, net	11,410	(1,050)	10,360

Tradename and other	18,503	-	18,503
Accumulated amortization	(12,634)	(120)	(12,754)
Impairment	(5,110)	-	(5,110)
Tradename and other, net	759	(120)	639

Intangible assets, net	$56,700	$(5,601)	$51,099

The following is a summary of intangible assets as of December 31, 2021:

	December 31, 2020	Additions	Amortization	December 31, 2021

Acquired technology	$53,412	$31,005	$-	$84,417
Accumulated amortization	(25,548)	-	(5,589)	(31,137)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	19,115	31,005	(5,589)	44,531

Customer relationships	36,860	8,194	-	45,054
Accumulated amortization	(22,161)	-	(1,057)	(23,218)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	4,273	8,194	(1,057)	11,410

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,405)	-	(229)	(12,634)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	988	-	(229)	759

Intangible assets, net	$24,376	$39,199	$(6,875)	$56,700